Exhibit 99

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	5	Payment Date	March 15, 2012
Collection Period	February, 2012

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-B Reference Pool Balance	$880,188,635.67	$812,556,045.36	$786,021,085.70	0.8930144
Total Note Balance	757,842,000.00	690,209,409.69	663,674,450.03	0.8757425

Total Overcollateralization	$122,346,635.67	$122,346,635.67	$122,346,635.67

2011-B Exchange Note Balance	781,280,412.37	713,647,822.06	687,112,862.40	0.8794702
2011-B Exchange Note Overcollateralization	$98,908,223.30	$98,908,223.30	$98,908,223.30

Overcollateralization	Beginning of Period	End of Period
2011-B Reference Pool Balance as a % of Total Note Balance	117.73%	118.43%
2011-B Reference Pool Balance as a % of 2011-B Exchange Note Balance	113.86%	114.39%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.47979%	$180,000,000.00	$112,367,409.69	$85,832,450.03	0.4768469
Class A-2 Notes	0.82000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-3 Notes	1.05000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	1.42000%	62,634,000.00	62,634,000.00	62,634,000.00	1.0000000
Class B Notes	1.94000%	35,208,000.00	35,208,000.00	35,208,000.00	1.0000000

Total		$757,842,000.00	$690,209,409.69	$663,674,450.03	0.8757425

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$26,534,959.66	$147.42	$43,429.72	$0.24	$26,578,389.38	$147.66
Class A-2 Notes	0.00	0.00	191,333.33	0.68	191,333.33	0.68
Class A-3 Notes	0.00	0.00	175,000.00	0.88	175,000.00	0.88
Class A-4 Notes	0.00	0.00	74,116.90	1.18	74,116.90	1.18
Class B Notes	0.00	0.00	56,919.60	1.62	56,919.60	1.62

Total	$26,534,959.66	$147.42	$540,799.55	$0.71	$27,075,759.21	$35.73

II. POOL INFORMATION

			Residual Portion of
2011-B Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$925,296,865.01	$812,556,045.36	$554,637,411.78
Change	(30,451,576.17)	(26,534,959.66)	(12,711,739.10)

End of Period	$894,845,288.84	$786,021,085.70	$541,925,672.68
Residual Portion of Securitization Value as % of Securitization Value at end of period			68.95%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	37,733	1,425	36,308	970	35,338

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				19.8	19.2

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	5	Payment Date	March 15, 2012
Collection Period	February, 2012

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	213	$4,576,129.10	0.58%
61 - 90 Days Delinquent	11	213,610.72	0.03%
91 - 120 Days Delinquent	3	78,976.85	0.01%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	227	$4,868,716.67	0.62%

	Current Period	Cumulative
Prepayment Speed	-0.02%	0.56%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$13,923,524.94
plus: Payoffs	6,428,063.90
plus: Other (including extension fees, excess charges, etc.)	165,987.94
minus: Payaheads	(443,356.96)
plus: Payahead Draws	552,066.23
plus: Advances	702,616.62
minus: Advance Reimbursement Amounts	(603,048.43)
plus: Administrative Removal Amounts	1,116,602.65
plus: Net Auction Proceeds	10,317,924.05
plus: Recoveries	77,032.23

Total Collections	$32,237,413.17

Reserve Account Balance Beginning of Period	22,004,715.89

Total Collections Plus Reserve	$54,242,129.06

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$677,130.04	$677,130.04	$53,564,999.02	$0.00
2011-B Exchange Note Interest Payment	1,121,021.79	1,121,021.79	52,443,977.23	0.00
2011-B Exchange Note Principal Payment	26,534,959.66	26,534,959.66	25,909,017.57	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	25,909,017.57	0.00
Reserve Account Deposit	22,004,715.89	22,004,715.89	3,904,301.68	0.00
Shared Amounts	0.00	0.00	3,904,301.68	0.00
Remaining Funds Released to Borrowers	3,904,301.68	3,904,301.68	0.00	0.00

Total	$54,242,129.06	$54,242,129.06	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	5	Payment Date	March 15, 2012
Collection Period	February, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-B Exchange Note Interest Payment	$1,121,021.79
2011-B Exchange Note Principal Payment	26,534,959.66
Shortfall Payment (to cover Notes)	0.00

Total	$27,655,981.45

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$27,655,981.45	$0.00
Administration Fee	5,751.75	5,751.75	27,650,229.70	0.00
Class A-1 Interest	43,429.72	43,429.72	27,606,799.98	0.00
Class A-2 Interest	191,333.33	191,333.33	27,415,466.65	0.00
Class A-3 Interest	175,000.00	175,000.00	27,240,466.65	0.00
Class A-4 Interest	74,116.90	74,116.90	27,166,349.75	0.00

Total Class A Interest	483,879.95	483,879.95		0.00
First Priority Principal Payment	0.00	0.00	27,166,349.75
Class B Interest	56,919.60	56,919.60	27,109,430.15	0.00
Second Priority Principal Payment	0.00	0.00	27,109,430.15
Regular Principal Payment	26,534,959.66	26,534,959.66	574,470.49	0.00
Reserve Account Deposit	0.00	0.00	574,470.49	0.00
Additional Trustee Fees and Expenses	0.00	0.00	574,470.49	0.00
Remaining Funds to Holder of Residual Interest	574,470.49	574,470.49	0.00	0.00

Total	$27,655,981.45	$27,655,981.45	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,114,063.45
plus: Additional Advances	702,616.62
minus: Advance Reimbursement Amounts	(603,048.43)

End of Period Advance Balance	$2,213,631.64

Payaheads
Beginning of Period Payahead Balance	$1,550,753.83
plus: Additional Payaheads	443,356.96
minus: Payahead Draws	(552,066.23)

End of Period Payahead Balance	$1,442,044.56

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$22,004,715.89
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$22,004,715.89
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$22,004,715.89

Memo: Required Reserve Amount	$22,004,715.89
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	5	Payment Date	March 15, 2012
Collection Period	February, 2012

VII. LEASE TERMINATIONS

		Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	158	886	$3,315,885.29	$17,429,640.86
Standard Terminations	176	302	2,668,134.99	4,623,464.35

Total Retained	334	1,188	$5,984,020.28	$22,053,105.21

Returned Vehicles
Early Terminations	113	437	$2,109,618.66	$7,752,212.08
Standard Terminations	444	645	7,320,375.82	10,658,697.40

Total Returned	557	1,082	$9,429,994.48	$18,410,909.48

Charged Off Leases / Repossessed Vehicles	12	33	$269,210.73	$743,877.28
Removals by Servicer and Other	67	92	1,118,574.65	1,638,966.87

Total Terminations	970	2,395	$16,801,800.14	$42,846,858.84

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1084	1084	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			57.42%	45.18%
Early Termination Rate (Early Terminations / Total Terminations)			27.94%	55.24%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

		Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$6,539,386.19
plus: Payahead draws			115,779.66
minus: Unreimbursed Advances			(23,588.27)
minus: Securitization Value of Retained Vehicles			(5,984,020.28)

Total	334	1,188	$647,557.30	$2,403,971.56
Gain (Loss) Per Retained Vehicle			$1,938.79	$2,023.55

Gain (Loss) on Returned Vehicles
Customer Payments			$436,769.51
plus: Net Auction Proceeds			$10,037,254.77
plus: Payahead Draws			92,909.06
minus: Unreimbursed Advances			(29,163.58)
minus: Securitization Value of Returned Vehicles			(9,429,994.48)

Total	557	1,082	$1,107,775.28	$2,184,169.04
Gain (Loss) Per Returned Vehicle			$1,988.82	$2,018.64

Credit Gain (Loss) Charged Off / Repossessed Vehicles	12	33	$(57,140.17)	$(104,383.02)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,761.68)	$(3,163.12)

Gain (Loss) on Removals by Servicer and Other	67	92

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$28,763.19	$29,290.75

Total Gain (Loss)	970	2,395	$1,726,955.60	$4,513,048.33

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$10,037,254.77
plus: Excess Wear and Use and Excess Mileage Assessed			164,206.17
minus: Residual Portion of Securitization Value			(8,989,083.10)

Total	557	1,082	$1,212,377.84	$2,432,490.62
Residual Gain (Loss) Per Returned Vehicle			$2,176.62	$2,248.14

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	5	Payment Date	March 15, 2012
Collection Period	February, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer